California First Leasing Corporation

Statement of Investments

As of September 30, 2025

Industry-- Percent of Net Assets	Company	Shares	Market Value
Common Stocks-- 94.47%
Auto & Truck Dealerships-- 1.25%	LITHIA MTRS INC	10,759	$3,399,844
Auto Parts-- 1.32%	ALLISON TRANSMISSION	42,290	3,589,575

Banks - Diversified-- 6.02%	WELLS FARGO & CO NEW	106,400	8,918,448
	BANK OF AMERICA CORP	117,500	6,061,825
	JPMORGAN CHASE & CO	4,380	1,381,583
			16,361,856

Banks - Regional-- 0.68%	BANCORP INC DEL (1)	24,701	1,849,858

Capital Markets-- 6.79%	GOLDMAN SACHS GROUP INC	23,200	18,475,320

Credit Services-- 1.58%	PAYPAL HOLDINGS INC (1)	55,550	3,725,183
	CREDIT ACCEPTANCE CORP (1)	1,220	569,655
			4,294,838

Education & Training Services-- 0.92%	STRIDE INC (1)	16,885	2,514,852

Engineering & Construction-- 3.78%	COMFORT SYS USA INC	8,720	7,195,570
	EMCOR GROUP INC	4,748	3,084,016
			10,279,586

Entertainment-- 1.17%	NETFLIX.COM INC (1)	2,650	3,177,138
Footwear & Accessories-- 0.98%	ON HOLDING AG (1)	63,100	2,672,285

Healthcare Plans-- 3.57%	THE CIGNA GROUP	30,710	8,852,158
	UNITEDHEALTH GROUP	2,489	859,452
			9,711,609

Information Tech Services-- 1.34%	LEIDOS HOLDINGS INC	19,231	3,633,890
Insurance - Diversified-- 0.62%	BERKSHIRE HATHAWAY INC (1)	3,364	1,691,217
Insurance - Reinsurance-- 1.00%	EVEREST GROUP LTD	7,740	2,710,780

Internet Content & Information-- 14.90%	ALPHABET INC	105,100	25,549,810
	META PLATFORMS INC	17,739	13,027,167
	FIVERR INTL LTD (1)	79,610	1,943,280
			40,520,257

Internet Retail-- 0.32%	ALIBABA GRP HLDG LTD ADR	4,900	875,777
Medical Instruments & Supplies-- 1.90%	ALIGN TECH INC (1)	41,260	5,166,577
Oil & Gas Equipment & Services-- 1.63%	SCHLUMBERGER LTD	129,000	4,433,730
Oil & Gas Integrated-- 6.67%	EXXON MOBIL CORP	160,800	18,130,200
Resorts & Casinos-- 1.30%	VAIL RESORTS INC	23,708	3,546,006
Scientific & Technical Instruments-- 1.23%	ITRON INC (1)	26,950	3,356,892
Semiconductor Equipment & Materials-- 6.99%	APPLIED MATERIALS INC	92,836	19,007,243

Semiconductors-- 19.91%	MICRON TECHNOLOGY INC	86,400	14,456,448
	MARVELL TECHNOLOGY INC	130,800	10,996,356
	TAIWAN SEMICONDUCTOR	36,550	10,208,050
	QUALCOMM INC	58,650	9,757,014
	ADVANCED MICRO (1)	54,000	8,736,660
			54,154,528

Software - Infrastructure-- 3.90%	ZETA GLOBAL HOLDINGS (1)	201,163	3,997,109
	TWILIO INC (1)	36,200	3,623,258
	DIGITALOCEAN HOLDINGS (1)	87,600	2,992,416
			10,612,783

Specialty Chemicals-- 1.55%	DUPONT DE NEMOURS	53,940	4,201,926
Telecom Services-- 1.25%	CHARTER COMMUNICATIONS (1)	12,382	3,406,350
Thermal Coal-- 0.87%	CORE NAT RES INC	28,200	2,354,136
Tobacco-- 1.02%	BRITISH AMERN TOB PLC	52,500	2,786,700

	Total Common Stocks		$256,915,752

Exchange Traded Funds-- 5.95%
Small-Cap Core-- 2.64%	ISHARES RUSSELL 2000 ETF	29,705	7,187,422

Commodities-- 3.31%	ISHARES ETHEREUM TR ETF (1)	192,900	6,078,279
	ISHARES BITCOIN TR ETF (1)	45,000	2,925,000
			9,003,279

	Total Exchange Traded Funds		$16,190,701

Short-Term Investments-- 8.15%
Money Market-- 8.15%	Fidelity MM Treasury Portfolio (4.05%)**		3,784,300
	JPMorgan Prime Money Market (4.14%)**		18,387,362

	Total Short-term Investments		$22,171,662

	Total Investments		$295,278,115

	Net Assets at September 30, 2025		$271,940,598

(1)	Non-income producing security
**	Rate is the annualized seven-day yield of the fund at period end.